Costs and profits in excess of billings on uncompleted contracts (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) contract	Dec. 31, 2020 CAD ($) contract
Costs and profits in excess of billings on uncompleted contracts
Number of contracts held | contract	14	7
Amount of billings on contracts	$ 16,676,700	$ 8,378,093
Cumulative revenue	21,599,410	9,451,726
Changes in the costs and profits in excess of billings on uncompleted contracts	983,891	93,415
Changes due to measurement of progress on uncompleted contracts	$ 4,832,968	$ 1,044,072